Property, plant and equipment - Schedule of amounts included in the consolidated statement of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Cash Flows for Leases [Abstract]
Within operating cash flows	$ (831,631)	$ (1,019,937)	$ (429,691)
Within financing cash flows	(2,121,981)	(1,504,946)	(660,326)
Total	$ (2,953,612)	$ (2,524,883)	$ (1,090,017)